Product Warranty Liability (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Warranty Liability [Abstract]
Estimated cost (in Dollars)	$ 6		$ 6
Average battery life	5 years	5 years
Percentage of average patient life	3.60%	3.60%	2.40%
Discount rate		5.00%	2.80%
Discount rate	5.00%